Digital Currency and Risk Management (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of Digital Currency and Risk Management [Abstract]
Schedule of digital currency and risk management [Table Text Block]
Impact of 25% variance in price
Ethereum	$9,608,671
Ethereum Classic	1,286
Bitcoin	4,749,386